Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We maintain a cybersecurity risk management program designed to identify, assess, manage, mitigate, and respond to cybersecurity threats that could materially affect our business, operations, financial condition, or reputation. Cybersecurity risk management is integrated into our broader enterprise risk management (“ERM”) framework, reflecting our view that cybersecurity risks are integral to our overall risk profile. Under our ERM framework, our board of directors oversees the Company’s risk management efforts, including cybersecurity risks. Management supports this oversight through established governance structures and regular risk reporting. Our cybersecurity team is responsible for, among other things: (i) developing and maintaining cybersecurity policies and frameworks, including defining roles and responsibilities to implement these policies and frameworks; (ii) monitoring the evolving cybersecurity threat landscape, regulatory developments, and emerging risks, and communicating relevant developments to appropriate business and functional units; (iii) supporting and monitoring the implementation of cybersecurity risk management practices across the organization; (iv) providing targeted guidance and training on cybersecurity and risk management matters; and (v) sharing relevant cybersecurity risk information with our ERM team to support enterprise-wide risk assessments.
Our cybersecurity risk management approach incorporates a combination of preventive, detective, and responsive measures, including security controls, system maintenance and updates, employee awareness and training programs, and incident response and recovery planning. These measures are designed to reduce, but not eliminate, cybersecurity risks and are periodically reviewed and enhanced in response to changes in our business, technology environment, and threat landscape. We maintain cybersecurity policies and frameworks that are reviewed at least annually and are designed to address applicable legal and regulatory requirements in the jurisdictions in which we operate. Given the complexity and rapidly evolving nature of cybersecurity threats, we employ a multi-layered approach to identifying and managing cybersecurity risks related to our business and technical operations. This approach includes third-party security assessments, internal information technology audits, and internal security compliance reviews, which may be subject to internal and external audit processes. We also participate in information-sharing arrangements and receive threat intelligence from government agencies, industry groups, and cybersecurity organizations. Cybersecurity risks and vulnerabilities are evaluated based on their likelihood and potential impact, with close collaboration among our cybersecurity, ERM, data privacy, information technology, operations, legal, and finance teams.
We rely on third-party service providers, joint ventures, and other partners to support aspects of our platform and operations. As a result, a cybersecurity incident affecting a third party could materially adversely affect us, as well as driver-partners, merchant-partners, and users of our platform. To address these risks, we assess the cybersecurity practices of certain third-party service providers and partners through risk-based evaluations, including cybersecurity questionnaires, and we contractually require them to comply with specified cybersecurity and data protection requirements. We also require certain third parties to notify us of cybersecurity incidents that may affect us and conduct periodic reassessments based on their risk profiles.
We have experienced, and continue to experience, cybersecurity threats from time to time, including malware and computer virus attacks. While such incidents have not materially affected us to date, and despite our ongoing efforts to manage cybersecurity risks, there can be no assurance that we will be able to prevent, detect, or mitigate all cybersecurity incidents. Any failure to do so could have a material adverse effect on our business, operations, financial condition, or reputation. For a discussion of cybersecurity risks that could affect us, see “Item 3. Key Information—D. Risk Factors,” including the risk factors titled “Security, privacy, or data breaches involving sensitive, personal or confidential information could expose us to liability under various laws and regulations across jurisdictions, decrease trust in our platform, and increase the risk of litigation and governmental investigation” and “The proper uninterrupted functioning of our highly complex technology platform is essential to our business.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity risk management is integrated into our broader enterprise risk management (“ERM”) framework, reflecting our view that cybersecurity risks are integral to our overall risk profile. Under our ERM framework, our board of directors oversees the Company’s risk management efforts, including cybersecurity risks. Management supports this oversight through established governance structures and regular risk reporting. Our cybersecurity team is responsible for, among other things: (i) developing and maintaining cybersecurity policies and frameworks, including defining roles and responsibilities to implement these policies and frameworks; (ii) monitoring the evolving cybersecurity threat landscape, regulatory developments, and emerging risks, and communicating relevant developments to appropriate business and functional units; (iii) supporting and monitoring the implementation of cybersecurity risk management practices across the organization; (iv) providing targeted guidance and training on cybersecurity and risk management matters; and (v) sharing relevant cybersecurity risk information with our ERM team to support enterprise-wide risk assessments.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Our board of directors oversees the management of our cybersecurity risks, with support from the Audit Committee. The Audit Committee receives regular updates from management, typically quarterly, on our cybersecurity and information security posture, key cybersecurity risks, and the status of cybersecurity risk mitigation initiatives. These updates support the board’s oversight of how cybersecurity risks are identified, assessed, and managed within our broader risk management framework. At the management level, responsibility for assessing and managing material cybersecurity risks and incidents is shared among our Chief Financial Officer, Chief Technology Officer, head of Cybersecurity, and Group General Counsel. These members of management meet regularly to review cybersecurity performance metrics, evaluate emerging and material cybersecurity risks, and monitor the progress of cybersecurity initiatives and remediation efforts.
Our cybersecurity team conducts periodic, structured risk and compliance assessments aligned with prioritized internal cybersecurity policies, applicable regulatory requirements, and identified risk areas, as well as ad hoc assessments in response to risk acceptance requests and emerging risk scenarios. Assessment results are documented, tracked in a risk register, and reported to the Audit Committee as part of ongoing cybersecurity oversight and risk governance.
Three members of our board of directors have prior experience serving as senior executives or board members at other organizations and have overseen or been involved in cybersecurity risk management. Our head of Cybersecurity is a senior member of our cybersecurity leadership team with more than 16 years of experience in cybersecurity risk management, application security, and the development and execution of cybersecurity strategies. Our Chief Technology Officer has held multiple roles within our technology organization since 2012 and brings deep institutional knowledge of our technology environment, cybersecurity risks, and the safeguards implemented to address those risks.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee receives regular updates from management, typically quarterly, on our cybersecurity and information security posture, key cybersecurity risks, and the status of cybersecurity risk mitigation initiatives. These updates support the board’s oversight of how cybersecurity risks are identified, assessed, and managed within our broader risk management framework. At the management level, responsibility for assessing and managing material cybersecurity risks and incidents is shared among our Chief Financial Officer, Chief Technology Officer, head of Cybersecurity, and Group General Counsel.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee receives regular updates from management, typically quarterly, on our cybersecurity and information security posture, key cybersecurity risks, and the status of cybersecurity risk mitigation initiatives. These updates support the board’s oversight of how cybersecurity risks are identified, assessed, and managed within our broader risk management framework. At the management level, responsibility for assessing and managing material cybersecurity risks and incidents is shared among our Chief Financial Officer, Chief Technology Officer, head of Cybersecurity, and Group General Counsel. These members of management meet regularly to review cybersecurity performance metrics, evaluate emerging and material cybersecurity risks, and monitor the progress of cybersecurity initiatives and remediation efforts.
Cybersecurity Risk Role of Management [Text Block]	At the management level, responsibility for assessing and managing material cybersecurity risks and incidents is shared among our Chief Financial Officer, Chief Technology Officer, head of Cybersecurity, and Group General Counsel. These members of management meet regularly to review cybersecurity performance metrics, evaluate emerging and material cybersecurity risks, and monitor the progress of cybersecurity initiatives and remediation efforts.
Our cybersecurity team conducts periodic, structured risk and compliance assessments aligned with prioritized internal cybersecurity policies, applicable regulatory requirements, and identified risk areas, as well as ad hoc assessments in response to risk acceptance requests and emerging risk scenarios. Assessment results are documented, tracked in a risk register, and reported to the Audit Committee as part of ongoing cybersecurity oversight and risk governance.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our board of directors oversees the management of our cybersecurity risks, with support from the Audit Committee. The Audit Committee receives regular updates from management, typically quarterly, on our cybersecurity and information security posture, key cybersecurity risks, and the status of cybersecurity risk mitigation initiatives.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
Three members of our board of directors have prior experience serving as senior executives or board members at other organizations and have overseen or been involved in cybersecurity risk management. Our head of Cybersecurity is a senior member of our cybersecurity leadership team with more than 16 years of experience in cybersecurity risk management, application security, and the development and execution of cybersecurity strategies. Our Chief Technology Officer has held multiple roles within our technology organization since 2012 and brings deep institutional knowledge of our technology environment, cybersecurity risks, and the safeguards implemented to address those risks.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Our cybersecurity team conducts periodic, structured risk and compliance assessments aligned with prioritized internal cybersecurity policies, applicable regulatory requirements, and identified risk areas, as well as ad hoc assessments in response to risk acceptance requests and emerging risk scenarios. Assessment results are documented, tracked in a risk register, and reported to the Audit Committee as part of ongoing cybersecurity oversight and risk governance.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true